Capital and financial risk management - Contractual cash flows Receivables and Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Receivables	£ 8,291	£ 2,204
Payables	(8,408)	(2,203)
Rental payments due within one year | Foreign exchange contracts
Borrowings
Receivables	5,476	1,852
Payables	(5,455)	(1,865)
Rental payments due within one year | Interest rate swap contracts
Borrowings
Receivables	153
Payables	(198)	(13)
Rental payments due between one and two years | Interest rate swap contracts
Borrowings
Receivables	173	12
Payables	(222)	(26)
Rental payments due between two and three years | Interest rate swap contracts
Borrowings
Receivables	1,916	24
Payables	(2,009)	(26)
Rental payments due between three and four years | Interest rate swap contracts
Borrowings
Receivables	573	28
Payables	£ (524)	(26)
Rental payments due between four and five years | Interest rate swap contracts
Borrowings
Receivables		28
Payables		(26)
Later than five years | Interest rate swap contracts
Borrowings
Receivables		260
Payables		£ (221)